STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' deficit
STOCKHOLDERS' EQUITY

NOTE 8 - STOCKHOLDERS’ DEFICIT

Common Stock

The Company has Advisory Agreements with members of its Advisory Board. The terms of the individual Advisory Agreements vary and provide for up to 50,000 initial sign-on shares vesting for a maximum of an 18-month period, and up to 50,000 shares of common stock per annum issued on the anniversary of the effective date of the agreement. Expenses for the issuance of common stock for services related to these share issuances is recognized over the service period in which the shares are earned or over the respective vesting period, as applicable, and is calculated based on the average closing price per share of our common stock, during the respective quarter, as quoted on the OTC Marketplace. The Advisory Board earned 297,282 and 188,950 shares of common stock through September 30, 2016 and December 31, 2015, respectively. The Company has issued 100,000 shares as of September 30, 2016. The remaining shares earned by the Advisory Board have not been issued as of September 30, 2016. The fair value of the Advisory Board shares earned but unissued are included in stockholders’ deficit, however, the shares are not included in the outstanding shares as they are not legally issued. Selling, general and administrative expenses (“SGA”) recognized in connection with the Advisory Agreements totaled approximately $76,000 and $467,000 for the nine months ended September 30, 2016 and 2015, respectively, and approximately $13,000 and $170,000 for the three months ended September 30, 2016 and 2015, respectively. Compensation expense was calculated by multiplying the number of shares earned for a reporting period by the share price at the time earned.

In June 2016, Theodore Schwarz executed an Offer Letter whereby Mr. Schwarz agreed to become a member of the Company’s Board of Directors (the “Board”). Under the Offer Letter the Company has agreed to pay Mr. Schwarz $2,500 for each Board meeting attended. Additionally, Mr. Schwarz may be issued 500,000 shares of the Company’s common stock in the future that may vest at the rate of 166,666 shares per year, over a three-year period provided Mr. Schwarz continues to serve on the Board.

Restricted Stock Awards

In November 2015, the Company entered into a consulting agreement with a third party for consulting services over six months. The Company agreed to issue the consultant 90,000 shares of the Company’s restricted stock, which were issued over six months. The Company issued 30,000 shares of restricted stock in February 2016, and the remaining 60,000 shares were issued in June 2016, resulting in $378,000 of stock based compensation expense for the nine months ended September 2016.

On March 17, 2016, we entered into a consulting agreement for services over one year. In connection with the agreement, we granted the consultant 200,000 shares of our fully vested common stock as consideration for the consultant’s services. The stock has not been issued as of September 30, 2016. The Company recorded prepaid consulting of approximately $128,000 in the first quarter of 2016 and recognized stock based compensation totaling approximately $91,000 and $128,000 for the three and nine months ended September 30, 2016, respectively.

In April, 2016, the Company entered into a consulting agreement with a third party for consulting services over a year. The Company granted and issued a 200,000 share restricted stock award that vested on April 25, 2016. The grant date fair value of restricted stock award was $118,000 and was immediately recognized as stock based compensation.

On September 22, 2016, the Company entered into new compensation agreements and arrangements with two of its directors. As part of the agreements, our Chairman was issued 2,000,000 shares of our fully vested common stock. The grant date fair value of stock award was $1,420,000 and was immediately recognized as stock based compensation.

Restricted Stock Units

In connection with the agreements the Company entered into with two of its directors, each director was granted restricted stock units for 2,000,000 shares of the Company’s common stock (“RSUs”). The RSUs vest at the rate of 33.33% each year anniversary of the issuance date (September 22, 2016). There is also 100% vesting upon a change in control of the Company.  Each RSU represents a right to receive one (1) share of the Company’s common stock as of applicable vesting date. Each recipient is not required to make any monetary payment (other than applicable tax withholding, if any) as a condition to receiving the RSUs or the shares of common stock issued upon the vesting of the RSUs. The consideration for the RSUs and the underlying shares of common stock shall be services to be rendered to the Company.

The grant date fair value of the RSUs were $2,840,000. The Company recognized stock based compensation of $20,749 for the three and nine months ended September 30, 2016.

Common Stock Options

On August 14, 2015, we granted two employees with an option to each purchase up to 1,000,000 shares of our common stock. On May 2, 2016, we reduced the exercise price from $1.50 per share to $0.54 per share for these options. All other terms of the previous option agreements remained unchanged. We remeasured the options on the modification date using the Black-Scholes Model. The incremental fair value of vested options was approximately $71,000 and was recognized immediately. The sum of the incremental compensation cost and the remaining unrecognized compensation cost for the unvested option shares was approximately $1.7 million on the modification date and will be amortized ratably over the remaining vesting period.   We recognized approximately $320,000 and $997,000 of Personnel expense as stock based compensation in connection with the vesting of the options during the three and nine months ended September 30, 2016, respectively.

On July 18, 2016 we granted our Chief Executive Office a stock option to acquire 2,352,619 shares of our common stock, which represented approximately 5% of our fully-diluted issued and outstanding shares on the date of grant. The exercise price of the option was $0.61 per share, which was the closing price for the Company stock at the date of issuance, and will vest ratably monthly over 3 years, with 100% vesting upon a change in control of the Company. The aggregate grant date fair value of these options was calculated by using the Black-Scholes Model and was approximately $1,127,000. In accordance with the employment agreement, the Chief Executive Officer will be issued stock options to acquire 5% of our fully-diluted issued and outstanding shares through our next significant financing transaction or series of significant financing transactions.

A summary of the stock options activity for the nine months ended September 30, 2016 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding as of December 31, 2015	2,000,000	$0.54	3.87
Granted	2,352,619	0.61	9.80
Outstanding as of September 30, 2016	4,352,619	0.58	7.07
Options vested	1,214,034	$0.55	4.51

Stock-based compensation associated with stock options was approximately $383,000 and $159,000 for the three months ended September 30, 2016 and 2015, respectively and was approximately $1,060,000 and $159,000 for the nine months ended September 30, 2016 and 2015, respectively. Unamortized stock-based compensation expense amounted to approximately $1,624,000 as of September 30, 2016, and will be amortized over 3 years.

Common Stock Warrants

In connection with the agreements the Company entered into with two of its directors, we issued a fully vested warrant with a ten year term to each director to purchase shares of common stock equal to the greater of 1,000,000 shares or 2.5% of the issued and outstanding common shares of the Company during the first 24 months immediately following the issuance. On the date of issuance, each director was issued a warrant to purchase 1,008,367 shares of common stock at an exercise price of $0.71 per share, which was the closing price for the Company stock at the date of issuance. The aggregate grant date fair value of these warrants was calculated by using the Black-Scholes Model and was approximately $1,291,000. The entire far value was recorded as stock based compensation expense as of September 30, 2016.

In connection with the Advances (Note 6), the Company issued warrants to purchase 462,500 shares of our common stock at an exercise price $0.60 per share with a 5 year term. The relative fair value of the warrants compared to the Advances was $203,467, which was recorded as a component of stockholders’ deficit with the offset recorded as a discount on the Advances. The fair value of the warrants was determined using the Black-Scholes Model.

A summary of the outstanding warrants activity and related information as of September 30, 2016 is as follows:

Exercise	Warrants	Remaining	Warrants
Price	Outstanding	Life (Years)	Exercisable
$0.001	1,350,000	1.19	900,000
$0.60	462,500	4.90	462,500
$0.71	2,016,734	9.98	2,016,734
$1.50	306,172	3.81	306,172
$2.00	300,000	3.87	300,000
$2.50	500,000	4.24	500,000
	4,935,406		4,485,406

NOTE 7 – STOCKHOLDERS’ EQUITY

Preferred Stock

Our Company’s articles of incorporation authorize 25,000,000 shares of Preferred Stock with a par value of $0.0001. We designated 2,000,000 shares of Preferred Stock as Series A Convertible Preferred Stock. The Series A Preferred Stock is convertible into common stock at a ratio of one to one. Additionally, as long as there are a minimum of 900,000 shares of Series A Preferred Stock outstanding, the holders of the Series A Preferred Stock have the right to elect a majority of our Company’s Board of Directors. Finally, in all manners brought to a vote of the shareholders, the holders of the Series A Preferred Stock have three votes to every one vote of common stock. As of December 31, 2015 and December 31, 2014, there were 1,917,720 shares of Series A Preferred Stock outstanding which were issued to the founders of NuGene, Ali and Saeed Kharazmi. Ali and Saeed Kharazmi each own 50% of the outstanding Series A Preferred Stock and are our Company’s Chief Executive Officer and Chairman of the Board, respectively.

Common Stock Split

We have 100,000,000 shares of common stock authorized with a par value of $0.0001. On December 26, 2014, our Board of Directors approved a 15.04 to one stock split (“Stock Split”) in the form of a stock dividend to holders of our common stock as of that date.   To effect that Board action, we delivered to each recipient of the stock dividend 14.04 additional shares of common stock for every share of common stock held. Unless otherwise noted, all share numbers shown in these condensed consolidated financial statements give effect to the Stock Split as approved by our Board of Directors.

Merger Agreement

On December 29, 2014, we completed a merger (the “Merger”) whereby NuGene, Inc. became a wholly owned subsidiary of our Company.  In connection with the merger, we entered into a Business Transfer and Indemnity Agreement with our former Chief Executive Officer and Director providing for:

1.	The transfer of our jewelry business operations existing on the date of the Indemnity Agreement;
2.	The assumption by our former CEO of all liabilities of our Company and her indemnification holding our Company harmless for all liabilities arising at or before December 29, 2014;
3.	The payment of $350,000 in cash to our former CEO; and
4.	The surrender by our former CEO of 15,000,000 shares (before giving effect to the Stock Split discussed below) (the "Indemnity Shares") of our Company’s common stock representing 95% of the then outstanding common stock (all of which shares have been cancelled by our Company and are now included in our Company’s pool of authorized but unissued shares).

At the time of the Merger, all of the issued and outstanding shares of NuGene, Inc. were exchanged (after giving effect to the Stock Split), for 26,052,760 shares of our common stock and 1,917,720 our Series A Preferred Stock. On December 29, 2014, we completed the sale of 2,000,000 shares of our common stock to 18 purchasers (“Stock Placement”) for proceeds totaling $2,000,000, including (a) $1,625,000 of cash and (b) automatic conversion of $375,000 of outstanding promissory notes. Prior to the Merger, NuGene, Inc. received proceeds totaling $1,333 in exchange for 4,000,000 shares of its common stock from five persons and issued 1,500,000 shares of common stock, valued at $500, to a consultant for services rendered during the last quarter of 2014.

On March 31, 2015, we entered into a stock purchase agreement with a shareholder of our Company (the “Buyer”) resulting in the issuance of 50,000 shares of common stock to the Buyer for proceeds of $50,000. Under the agreement, we extended to the Buyer an option to purchase an additional 60,000 shares of common stock at $1 per share within 45 days of the Closing. On May 8, 2015, the Buyer exercised his option to purchase the remaining shares under the stock purchase agreement and accordingly, we issued the Buyer an additional 60,000 shares of our common stock for cash proceeds of $60,000. On April 20, 2015, our Company entered into a stock purchase agreement with an unaffiliated accredited investor for the sale of 27,273 shares of common stock at $1.10 per share, resulting in total cash proceeds of $30,000. On June 2, 2015, our Company entered into a stock purchase agreement with an unaffiliated accredited investor for the sale of 100,000 shares of common stock at $2.00 per share, resulting in total cash proceeds of $200,000.

Common Stock

As of December 31, 2015, our Company had entered into Advisory Agreements with members of its Advisory Board. The terms of the individual Advisory Agreements vary and provide for up to 50,000 initial sign-on shares vesting for a maximum of an 18-month period, and up to 50,000 shares of common stock per annum issued on the anniversary of the effective date of the agreement. Expenses for the issuance of common stock for services related to these share issuances was recognized over the service period in which the shares are earned or over the respective vesting period, as applicable, and was calculated based on the average closing price per share of our common stock, during the respective quarter, as quoted on the OTC Marketplace. Selling, general and administrative expenses (“SGA”) recognized in connection with the Advisory Agreements totaled $572,216 for the year ended December 31, 2015.

During 2015, offered positions on our Company’s Board of Directors to two individuals, although one of the offers was later rescinded. In addition to annual cash stipends of $30,000, the candidates were granted a total of 200,000 shares of our Company’s common stock vesting 25% on the third, sixth, ninth and twelfth month following the inception of the proposed Board service. SGA totaling $164,416 was recognized in connection with these shares over the service periods in which the shares were earned and was calculated based on the average closing price per share of our common stock, during the respective quarter, as quoted on the OTC Marketplace.

In February 2015, we entered into a six-month consulting agreement with an investor relations firm. In addition to a $27,000 retainer, the consulting agreement (as amended) called for the vesting of 110,000 shares of our common stock over the six-month term, issuable upon the conclusion of the agreement. On August 17, 2015, we issued the 110,000 shares of common stock owed to the investor relations firm. We recognized $167,092 of SGA in connection with the consulting agreement during the year ended December 31, 2015.

In March 2015, we purchased technology from an individual in exchange for 150,000 (as amended) shares of our common stock. The common stock was valued at the closing price per share of our common stock, on the date of issuance resulting in the recognition of $150,000 in SGA for the year ended December 31, 2015. During 2015, we issued 200,000 fully vested shares of our common stock to three consultants as compensation for services rendered. The common stock was valued at the closing price per share of our common stock, on the date of issuance, as quoted on the OTC Marketplace resulting in the recognition of $452,100 in stock based compensation for the year ended December 31, 2015.

Common Stock Options

On August 14, 2015, we granted an option to purchase up to 1,000,000 shares of our common stock to each of two employees. The options have a strike price of $1.50 per share, have a term of five years from the date of grant, vest evenly over 24 months and have a cashless exercise feature. The fair value of these options was estimated using the Black-Scholes option-pricing model based on the following assumptions: expected dividend yield 0%, expected volatility 130%, risk-free interest rate 1.61% and expected life of 5 years. We recognized $483,719 of SGA as stock based compensation in connection with the vesting of the options during year ended December 31, 2015.

Common Stock Warrants

Our Company has issued warrants to purchase shares of our common stock to accredited investors and consultants as compensation for services rendered, as well as, in conjunction with the purchase of our common stock. A summary of the Company’s warrants activity and related information as of December 31, 2015 is provided below.

On August 14, 2015, we granted a five-year fully vested warrant to purchase up to 150,000 shares of our common stock to each of two consultants as compensation for financial services rendered. The warrants have a strike price of $2.00 per share and have a cashless exercise feature. The fair value of the warrants was estimated to be $377,327 using the Black-Scholes option-pricing model based on the following assumptions: expected dividend yield 0%, expected volatility 130%, risk-free interest rate 1.61%, and expected life of 5 years and is included in SGA as stock based compensation in the accompanying statement of operations.

On August 14, 2015, we granted a three-year fully vested warrant to purchase up to 50,000 shares of our common stock to a former consultant of our Company in satisfaction of amounts previously owed to him. The warrant has a strike price of $1.50 per share and has a cashless exercise feature. The fair value of the warrants was estimated to be $55,821 using the Black-Scholes option-pricing model based on the following assumptions: expected dividend yield 0%, expected volatility 130%, risk-free interest rate 1.08%, and expected life of 3 years and is included in SGA as stock based compensation in the accompanying statement of operations.

On December 11, 2015, we entered into a service agreement (the “SA”) with KBHJJ, LLC (“KBHJJ”). KBHJJ will provide media awareness services to the Company over the five-year life of the SA. In consideration for these services, our Company agreed to compensate KBHJJ as follows:

·	The grant of a two-year warrant to purchase up to 1,350,000 shares at an exercise price of $0.001 per share of the Company’s Common Stock vested as follows: 450,000 shares upon execution of the agreement; 450,000 shares upon the six-month anniversary of the SA; and 450,000 shares upon the one-year anniversary of the SA, contingent upon the completion of certain conditions.
·	Payment of $50,000 upon execution of the SA.
·	Payment of $50,000 due January 4, 2016.
·	Up to 500,000 shares of the Company’s Common Stock that can be earned over the first 18 months of the SA, contingent on hitting benchmarks defined in the SA.

We recognized $567,000 of SGA as stock based compensation in connection with the SA in the accompanying statement of operations in the year ended December 31, 2015.

We have a warrant outstanding held by an investor to purchase up to 500,000 shares of our common stock at a price of $2.50 per share through December 26, 2020, exercisable beginning on December 26, 2015. Any shares acquired thereunder upon exercise may not be sold until June 26, 2016.

Exercise	Warrants	Remaining	Warrants
Price	Outstanding	Life (Years)	Exercisable
$0.001	1,350,000	1.97	450,000
$1.5	306,172	4.61	306,172
$2	300,000	4.88	300,000
$2.5	500,000	5.25	-
	2,456,172		1,056,172

NOTE 6 – STOCKHOLDERS’ EQUITY

Merger Agreement

On December 26, 2014 we entered into a Merger Agreement with NuGene and on December 29, 2014 (the “Closing Date”) we filed a certificate of merger in the State of California whereby our subsidiary, NG Acquisition Inc. merged with NuGene. As a result, NuGene, which is the surviving entity, became our wholly owned subsidiary.

In connection with the Merger Agreement, we entered into a Business Transfer and Indemnity Agreement dated December 29, 2014 (the “Indemnity Agreement”) with our former Chief Executive Officer and Director, Dena Kurland providing for:

1.	The transfer of our jewelry business operations existing on the date of the Indemnity Agreement;
2.	The assumption by Ms. Kurland of all liabilities of our Company and the indemnification by Ms. Kurland holding our Company harmless for any and all liabilities arising at or before the date of the Indemnity Agreement;
3.	The payment by NuGene to Ms. Kurland of $350,000 in cash; and
4.	The surrender by Ms. Kurland of 15,000,000 shares (before giving effect to the Stock Split discussed below) (the "Indemnity Shares") of our Company’s common stock representing 95% of the then outstanding common stock (all of which shares have been cancelled by the Company and are now included in the Company’s pool of authorized but unissued shares.).

In conjunction with the Merger Agreement, all of the issued and outstanding shares of NuGene at December 29, 2014 were exchanged for 26,052,760 shares of NuGene Int’l common stock and 1,917,720 NuGene Int’l Series A Preferred Stock.

Common Stock

On December 23, 2014, we amended our articles of incorporation to provide for the authorization of 100,000,000 shares of Company common stock with a par value of $0.0001.

On December 26, 2014 our board of directors approved a 15.04 to one stock split (“Stock Split”) in the form of a stock dividend to holders of our common stock as of that date.   To effect that board actions, each recipient of the stock dividend would receive 14.04 additional shares of common stock for every share of common stock held. Unless otherwise noted, all share numbers shown in these consolidated financial statements reflect the effects of the Stock Split as approved by our board of directors.

On December 29, 2014 we completed the sale of 2,000,000 shares of our common stock to 18 purchasers (“Stock Placement”) for proceeds totaling $2,000,000, including (a) $1,625,000 of cash and (b) automatic conversion of $375,000 of NuGene promissory notes. Stock Placement proceeds totaling $350,000 were used as payment to Ms. Kurland in accordance with the Indemnity Agreement and $75,000 were used as repayment of a short term loan associated with the license with kathy ireland Worldwide, Inc. The remaining proceeds of approximately $1.2 million will be used to continue funding our operations and grow our product line.

Prior to the Merger Agreement, NuGene received proceeds totaling $1,333 for the purchase of 4,000,000 shares of common stock from 5 investors and issued 1,500,000 shares of common stock, valued at $500, to a consultant for services rendered. As noted above, these shares were exchanged for shares of the Company in conjunction with the Merger Agreement.

Preferred Stock

On December 23, 2014, we amended our articles of incorporation to provide for the authorization of 25,000,000 shares of Preferred Stock with a par value of $0.0001. We designated 2,000,000 shares of Preferred Stock as “Series A Convertible Preferred Stock.” The Series A Preferred Stock is (i) initially convertible into common stock at a ratio of one to one, (ii) as long as there are a minimum of 900,000 shares of Series A Preferred Stock outstanding, the holders of the Series A Preferred Stock have the right to elect a majority of the board of directors and (iii) the holders of the Series A Preferred Stock, generally voting as a class with the holders of common stock, have three times the number of votes available for every vote of available common stock. As of December 31, 2014, we had 1,917,720 shares of Series A Preferred Stock outstanding which were issued to the founders of NuGene, Messrs. M. Ali and M. Saeed Kharazmi, in conjunction with the Merger Agreement. M. Ali and M. Saeed Kharazmi each own 50% of the outstanding Series A Preferred Stock and are the Company’s Chief Executive Officer and Chairman of the Board, respectively.

Warrants

At the time of the merger, an outstanding warrant to acquire shares of NuGene Inc. was exchanged for a warrant of Bling Marketing Inc. The warrant on its issuance, after giving effect to the Stock Split, evidenced the right of the holder to acquire up to 500,000 shares of common stock of the Company, had a strike price of $2.50 per share, was not exercisable for 12 months (the "Initial Exercise Date"), and any shares acquired thereunder upon exercise thereafter would be locked up and could not be sold for six months following the Initial Exercise Date. The warrant was issued to an entity that is not directly or indirectly an affiliate of either NuGene or of the Company.